PPP NOTE	3 Months Ended
Jun. 30, 2021
Ppp Note
PPP NOTE

NOTE 3 – PPP NOTE

On April 24, 2020, the Company received a $368,780 unsecured loan (the PPP Note) under the Paycheck Protection Program (the PPP), which was established under the U.S. government’s Coronavirus Aid, Relief, and Economic Security Act (the CARES Act). The PPP Note to the Company was made through Silicon Valley Bank (the Lender), and the Company entered into a U.S. Small Business Administration Paycheck Protection Program Note (the Agreement) with the Lender evidencing the PPP Note. The full amount of the PPP Note was due in April 2022 and interest accrued on the outstanding principal balance of the PPP Note at a fixed rate of 1.0% per annum, which was deferred for 10 months after the covered period during which the Company used the proceeds.

The Company applied to the Lender for forgiveness of the PPP Note in October 2020, and, in May 2021, the Company was notified by the Lender and the U.S. Small Business Administration that the outstanding principal and accrued interest for the PPP Note was forgiven in full. The Company accounted for the forgiveness of the PPP Note in accordance with Accounting Standards Codification Topic 470: Debt (ASC 470), and the amount forgiven was recorded as a gain on extinguishment and recognized in the other income line of the condensed consolidated statement of operations.